UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07538

LORD ABBETT SECURITIES TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	10/31

Date of reporting period:	7/31/2008

Item 1:      Schedule of Investments.

Schedule of Investments (unaudited)

ALL VALUE FUND July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.33%

Aerospace 2.62%
Alliant Techsystems Inc.*	208,000	$20,590
Curtiss-Wright Corp.	238,530	12,556
Moog Inc. Class A*	159,300	7,081
Rockwell Collins, Inc.	175,000	8,696
United Technologies Corp.	460,000	29,431
Total		78,354

Air Transportation 1.15%
Bristow Group Inc.*	180,300	8,112
Southwest Airlines Co.	1,673,892	26,096
Total		34,208

Auto Components 2.51%
Gentex Corp.	1,075,000	16,620
Oshkosh Corp.	2,019,800	36,437
PACCAR Inc.	517,400	21,762
Total		74,819

Auto Parts: Original Equipment 2.06%
Autoliv, Inc.	1,130,600	44,139
Tenneco Inc.*	1,206,121	17,392
Total		61,531

Automobiles 0.71%
Honda Motor Co., Ltd. ADR	660,000	21,113

Banks 6.12%
Commerce Bancshares, Inc.	562,415	24,538
Cullen/Frost Bankers, Inc.	1,250,000	65,925
JPMorgan Chase & Co.	1,320,000	53,632
PNC Financial Services Group, Inc. (The)	240,000	17,110
Wells Fargo & Co.	708,700	21,452
Total		182,657

Beverage: Distillers 0.39%
Brown-Forman Corp.	163,600	11,773

Beverage: Soft Drinks 0.65%
PepsiCo, Inc.	290,000	19,302

Biotechnology Research & Production 3.71%
Amgen Inc.*	1,172,400	73,427
OSI Pharmaceuticals, Inc.*	708,087	37,267
Total		110,694

Building: Materials 0.50%
Quanex Building Products Corp.	960,062	14,785

Chemicals 2.74%
Cabot Corp.	710,050	19,051
Cytec Industries, Inc.	952,863	51,512
Praxair, Inc.	109,000	10,216
Rohm & Haas Co.	13,800	1,035
Total		81,814

Communications Technology 4.36%
Anixter International Inc.*	617,000	41,975
Corning Inc.	2,442,400	48,872
McAfee, Inc.*	1,205,000	39,464
Total		130,311

Computer Technology 0.08%
Intermec, Inc.*	121,600	2,289

Containers & Packaging: Metal & Glass 0.50%
AptarGroup, Inc.	363,800	14,079
Silgan Holdings Inc.	16,300	861
Total		14,940

Containers & Packaging: Paper & Plastic 3.73%
Bemis Co., Inc.	1,039,052	29,260
Pactiv Corp.*	2,415,000	58,225
Sonoco Products Co.	735,000	23,976
Total		111,461

Diversified Financial Services 3.02%
Bank of New York Mellon Corp.	1,330,051	47,217
Merrill Lynch & Co., Inc.	1,610,000	42,906
Total		90,123

Diversified Manufacturing 2.24%
Ball Corp.	605,070	26,974
Hexcel Corp.*	425,000	8,066
Olin Corp.	1,074,900	31,968
Total		67,008

Diversified Production 2.23%
Ingersoll-Rand Co., Ltd. Class A (Bermuda)(a)	495,000	17,820
ITT Corp.	730,000	48,881
Total		66,701

Drug & Grocery Store Chains 2.04%
Kroger Co. (The)	2,157,200	61,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

ALL VALUE FUND July 31, 2008

Investments	Shares	Value (000)
Drugs & Pharmaceuticals 11.55%
Abbott Laboratories	1,789,700	$100,832
Eli Lilly & Co.	915,200	43,115
Medicines Co. (The)*	450,000	9,995
Onyx Pharmaceuticals, Inc.*	949,100	38,439
Schering-Plough Corp.	4,295,800	90,555
Watson Pharmaceuticals, Inc.*	1,550,000	44,810
Wyeth	425,000	17,221
Total		344,967

Electrical Equipment & Components 1.05%
AMETEK, Inc.	198,250	9,488
Baldor Electric Co.	85,000	2,894
Emerson Electric Co.	389,592	18,973
Total		31,355

Electronics: Technology 1.76%
General Dynamics Corp.	590,000	52,593

Engineering & Contracting Services 0.19%
URS Corp.*	133,439	5,594

Financial: Miscellaneous 1.23%
Berkshire Hathaway Inc. Class B*	9,568	36,636

Foods 0.54%
Smithfield Foods, Inc.*	755,000	16,217

Gold 1.67%
Barrick Gold Corp. (Canada)(a)	1,175,000	49,761

Healthcare Facilities 2.59%
DaVita, Inc.*	1,385,000	77,352

Identification Control & Filter Devices 2.14%
IDEX Corp.	770,000	29,129
Parker Hannifin Corp.	565,000	34,849
Total		63,978

Insurance: Multi-Line 1.47%
AON Corp.	960,000	43,968

Insurance: Property-Casualty 0.28%
Chubb Corp. (The)	176,174	8,463

Machinery: Industrial/Specialty 0.63%
Kennametal, Inc.	635,000	18,898

Machinery: Oil Well Equipment & Services 4.67%
BJ Services Co.	1,945,000	57,183
CARBO Ceramics, Inc.	271,197	14,840
Halliburton Co.	580,000	25,996
Superior Energy Services, Inc.*	875,000	41,501
Total		139,520

Medical & Dental Instruments & Supplies 0.14%
Cooper Cos., Inc. (The)	125,000	4,212

Milling: Fruit & Grain Processing 1.86%
Archer Daniels Midland Co.	1,941,000	55,571

Miscellaneous: Consumer Staples 0.47%
Diageo plc ADR	200,000	14,076

Miscellaneous: Materials & Processing 0.15%
Rogers Corp.*	110,000	4,544

Multi-Sector Companies 4.85%
Carlisle Cos., Inc.	1,821,500	55,720
Eaton Corp.	700,000	49,728
Honeywell International, Inc.	615,000	31,267
Teleflex Inc.	130,000	7,972
Total		144,687

Oil: Crude Producers 0.50%
Chesapeake Energy Corp.	298,000	14,945

Oil: Integrated Domestic 0.26%
EnCana Corp. (Canada)(a)	107,500	7,760

Oil: Integrated International 2.27%
Exxon Mobil Corp.	842,212	67,739

Railroads 0.87%
Burlington Northern Santa Fe Corp.	250,000	26,032

Rental & Leasing Services: Commercial 0.75%
GATX Financial Corp.	491,300	22,339

Restaurants 0.86%
Brinker International, Inc.	475,000	8,735
Darden Restaurants, Inc.	370,000	12,051
Sonic Corp.*	315,000	4,753
Total		25,539

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

ALL VALUE FUND July 31, 2008

Investments	Shares	Value (000)
Retail 2.86%
Costco Wholesale Corp.	800,000	$50,144
J.C. Penney Co., Inc.	219,100	6,755
Kohl’s Corp. *	570,000	23,889
Sonic Automotive, Inc. Class A	465,000	4,682
Total		85,470

Scientific Equipment & Supplies 0.34%
Applied Biosystems, Inc. Tracking Stock	274,000	10,119

Securities Brokerage & Services 0.23%
Charles Schwab Corp. (The)	298,100	6,823

Soaps & Household Chemicals 0.48%
Procter & Gamble Co. (The)	220,550	14,442

Steel 0.47%
Carpenter Technology Corp.	361,406	13,986

Textiles Apparel Manufacturers 0.40%
V.F. Corp.	166,500	11,918

Truckers 0.52%
Heartland Express, Inc.	919,391	15,666

Utilities: Electrical 2.49%
CMS Energy Corp.	518,300	6,997
Southern Co. (The)	1,200,000	42,468
Wisconsin Energy Corp.	555,000	25,042
Total		74,507

Utilities: Gas Distributors 3.32%
AGL Resources Inc.	627,800	21,697
Spectra Energy Corp.	1,575,000	42,793
UGI Corp.	1,280,000	34,637
Total		99,127

Utilities: Gas Pipelines 2.10%
El Paso Corp.	1,960,033	35,143
Williams Cos., Inc. (The)	860,000	27,563
Total		62,706

Utilities: Telecommunications 1.01%
AT&T Inc.	974,970	30,039

Total Common Stocks (cost $2,878,363,731)		2,936,438

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.84%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $86,095,000 of Federal Home Loan Bank at 2.60% due 2/18/2009; value: $86,525,475; proceeds: $84,828,808 (cost $84,824,920)	$84,825	84,825

Total Investments in Securities 101.17% (cost $2,963,188,651)		3,021,263

Liabilities in Excess of Other Assets (1.17%)		(34,973)
Net Assets 100.00%		$2,986,290

ADR	American Depositary Receipt.
Tracking Stock	A security issued by a parent company that tracks the performance of a particular division.
*	Non income-producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND July 31, 2008

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS 99.41%

Lord Abbett Developing Growth Fund, Inc. - Class I (a)	6,924,440	$121,108
Lord Abbett Securities Trust - International Opportunities Fund - Class I (b)	9,710,092	120,891
Lord Abbett Securities Trust - Micro-Cap Growth Fund - Class I (b)	4,729,122	61,526
Lord Abbett Securities Trust - Micro-Cap Value Fund - Class I (b)	2,727,565	62,707
Lord Abbett Blend Trust - Small-Cap Blend Fund - Class I (c)	3,781,286	61,068
Lord Abbett Research Fund, Inc. - Small-Cap Value Fund - Class I (b)	4,328,444	124,053
Lord Abbett Securities Trust - Value Opportunities Fund - Class I (b)	4,969,647	62,021

Total Investments in Underlying Funds (cost $640,931,889)		$613,374

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.27%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $1,690,000 of Federal Home Loan Bank at 2.60% due 2/18/2009; value: $1,698,450; proceeds: $1,663,725 (cost $1,663,649)	$1,664	1,664

Total Investments in Securities 99.68% (cost $642,595,538)		615,038

Other Assets in Excess of Liabilities 0.32%		2,003
Net Assets 100.00%		$617,041

(a)    Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

(b)    Fund investment objective is long-term capital appreciation.

(c)    Fund investment objective is long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 94.93%

COMMON STOCKS 92.85%

Australia 1.83%
Biotechnology 0.49%
CSL Ltd.	195,530	$6,322

Coal & Consumable Fuels 0.59%
Centennial Coal Co. Ltd.	1,600,634	7,728

Healthcare Providers & Services 0.75%
Sonic Healthcare Ltd.	750,012	9,759
Total Australia		23,809

Belgium 0.65%
Food & Staples Retailing
Delhaize Group	154,994	8,508

Bermuda 0.91%
Energy Equipment & Services
Seadrill Ltd.	395,450	11,809

Brazil 2.41%
Commercial Banks 0.51%
Unibanco - Uniao de Bancos Brasileiros SA GDR	50,600	6,661

Electric Utilities 0.25%
EDP-Energias Do Brasil SA	150,100	3,201

Insurance 0.62%
Porto Seguro SA	633,218	8,037

Tobacco 1.03%
Souza Cruz SA	475,900	13,414
Total Brazil		31,313

Canada 4.71%
Metals & Mining 3.21%
Equinox Minerals Ltd.*	3,652,000	14,801
Fording Canadian Coal Trust Unit	145,050	12,879
Teck Cominco Ltd. Class B	308,485	14,169
		41,849

Oil & Gas 1.50%
Addax Petroleum Corp.	499,234	19,497
Total Canada		61,346

Egypt 0.82%
Wireless Telecommunication Services 0.82%
Orascom Telecom Holdings (SAE) GDR	204,300	10,637

France 8.71%
Capital Markets 1.04%
AXA	458,204	13,467

Commercial Banks 2.45%
BNP Paribas SA	162,987	16,068
Societe Generale	171,198	15,842
		31,910

Diversified Telecommunication Services 1.27%
France Telecom SA	523,961	16,567

Media 1.20%
Vivendi SA	372,807	15,587

Oil & Gas 2.56%
SUEZ SA	340,068	20,345
TOTAL SA ADR	170,800	13,066
		33,411

Water Utilities 0.19%
Suez Environnement SA*	340,068	2,446
Total France		113,388

Germany 12.06%
Automobiles 0.49%
Bayerische Motoren Werke AG	140,985	6,332

Chemicals 2.24%
Linde AG	180,710	24,987
Symrise GmbH & Co. AG	247,807	4,230
		29,217

Diversified Telecommunication Services 1.90%
Deutsche Telekom AG Registered Shares	1,427,272	24,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL CORE EQUITY FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
Germany (continued)
Electric Utilities 1.50%
E. On AG	102,436	$19,522

Healthcare Equipment & Supplies 3.26%
Bayer AG	167,820	14,443
Fresenius Medical Care AG & Co. KGaA	508,146	27,992
		42,435

Household Products 1.44%
Henkel KGaA	490,708	18,803

Industrial Conglomerates 1.23%
Siemens AG	130,590	15,957
Total Germany		157,006

Greece 1.24%
Commercial Banks
National Bank of Greece SA	341,965	16,108

Hong Kong 2.90%
Commercial Banks 1.33%
BOC Hong Kong (Holdings) Ltd.	6,902,000	17,376

Hotels, Restaurants & Leisure 0.32%
Galaxy Entertainment Group Ltd.*	9,874,000	4,136

Real Estate Managment & Development 0.73%
Sino-Ocean Land Holdings Ltd.	14,499,000	9,517

Water Utilities 0.52%
Guangdong Investment Ltd.	17,460,401	6,755
Total Hong Kong		37,784

Italy 4.34%
Aerospace & Defense 1.11%
Finmeccanica SpA	491,571	14,494

Commercial Banks 0.64%
UniCredit SpA	1,401,250	8,349

Electric Utilities 1.57%
Enel SpA	2,207,768	20,404

Oil & Gas 1.02%
Eni SpA ADR	197,600	13,318
Total Italy		56,565

Japan 11.96%
Automobile 0.94%
Toyota Motor Corp.	285,400	12,303

Commercial Banks 1.09%
Sumitomo Mitsui Financial Group Inc.	1,828	14,183

Diversified Telecommunication Services 1.19%
Nippon Telegraph & Telephone Corp.	3,040	15,445

IT Services 1.52%
Nintendo Co., Ltd.	40,914	19,851

Office Electronics 0.76%
Ricoh Co., Ltd.	610,700	9,917

Real Estate Investment Trusts 1.53%
Nippon Commercial Investment Corp.	5,595	15,554
Nippon Residential Investment Corp.	1,538	4,380
		19,934

Road & Rail 1.81%
East Japan Railway Co.	3,008	23,530

Semiconductor Equipment & Products 0.55%
Elpida Memory, Inc.*	251,500	7,159

Trading Companies & Distributors 2.57%
Mitsubishi Corp.	222,300	6,478
Mitsui & Co., Ltd.	316,000	6,483
Sumitomo Corp.	1,515,600	20,458
		33,419
Total Japan		155,741

Netherlands 1.55%
Diversified Financials 0.96%
ING Groep NV CVA	384,345	12,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL CORE EQUITY FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
Netherlands (continued)
Semiconductor Equipment 0.59%
ASML Holding NV	335,004	$7,664
Total Netherlands		20,197

Norway 1.70%
Energy Equipment & Services
Petroleum Geo-Services ASA*	957,180	22,090

Portugal 0.53%
Electric Utilities
EDP - Energias de Portugal, SA	1,264,091	6,911

Russia 1.09%
Oil & Gas
OAO Gazprom ADR	293,200	14,132

South Africa 1.91%
Metals & Mining 1.04%
Impala Platinum Holdings Ltd.	407,667	13,530

Wireless Telecommunication Services 0.87%
MTN Group Ltd.	663,105	11,350
Total South Africa		24,880

South Korea 2.18%
Commercial Banks 0.78%
Kookmin Bank	179,173	10,160

Semiconductors & Semiconductor Equipment 1.40%
Samsung Electronics Co., Ltd.	33,006	18,261
Total South Korea		28,421

Spain 3.15%
Air Freight & Couriers 0.31%
Cintra Concesiones de Infraestructuras de Transporte SA	358,830	4,035

Commercial Banks 1.70%
Banco Santander SA	761,375	14,822
Banco Santander SA ADR	379,100	7,263
		22,085

Oil & Gas 1.14%
Repsol YPF, SA	352,735	11,818
Repsol YPF, SA ADR	91,900	3,072
		14,890
Total Spain		41,010

Sweden 0.57%
Diversified Telecommunication Services
Telefonaktiebolaget LM Ericsson ADR	712,500	7,467

Switzerland 6.24%
Capital Markets 0.65%
Credit Suisse Group	169,771	8,478

Food Products 1.96%
Nestle SA Registered Shares	581,598	25,512

Life Sciences Tools & Services 1.38%
Lonza Group AG	123,733	17,935

Pharmaceuticals 2.25%
Roche Holding Ltd. AG	158,421	29,270
Total Switzerland		81,195

Taiwan 1.98%
Semiconductor & Semiconductor Equipment
MediaTek Inc.	1,338,250	13,878
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,254,557	11,918
Total Taiwan		25,796

United Kingdom 19.41%
Aerospace & Defense 2.11%
BAE Systems plc	3,088,676	27,408

Airlines 0.48%
easyJet plc*	949,732	6,226

Beverages 3.24%
Diageo plc	1,249,754	21,771
SABMiller plc	983,500	20,335
		42,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

INTERNATIONAL CORE EQUITY FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)
Capital Markets 2.52%
Aviva plc	1,868,977	$18,547
Prudential plc	1,334,080	14,286
		32,833

Commercial Banks 1.42%
Royal Bank of Scotland Group plc (The)	4,465,513	18,528

Food & Staples Retailing 0.80%
Tesco plc	1,474,186	10,471

Food Products 0.64%
Premier Foods plc	4,899,570	8,384

Household Products 1.04%
Reckitt Benckiser plc	248,896	13,570

Media 2.04%
Aegis Group plc	4,649,128	9,980
Reed Elsevier plc	1,454,257	16,508
		26,488

Multi-Utilities & Unregulated Power 1.30%
National Grid plc	1,285,129	16,924

Oil & Gas 1.29%
Tullow Oil plc	1,084,777	16,836

Tobacco 0.84%
British American Tobacco plc	302,380	10,912

Wireless Telecommunication Services 1.69%
Vodafone Group plc	8,204,575	21,979
Total United Kingdom		252,665

Total Common Stocks (cost $1,283,817,797)		1,208,778

PREFERRED STOCKS 2.08%

Brazil 0.95%
Electric Utilities
Companhia de Transmissao de Energia Electrica Paulista	357,400	12,386

Russia 1.13%
Commercial Banks
Sberbank	8,478,301	14,683

Total Preferred Stocks (cost $29,779,564)		27,069

Total Long-Term Investments (cost $1,313,597,361)		1,235,847

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.02%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $79,835,000 of Federal Home Loan Bank at 2.41% due 1/19/2010; value: $79,879,708; proceeds: $78,314,406 (cost $78,310,817)	$78,311	78,311

Total Investments in Securities 100.95% (cost $1,391,908,178)		1,314,158

Liabilities in Excess of Foreign Cash and Other Assets (0.95%)		(12,361)
Net Assets 100.00%		$1,301,797

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non income-producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.09%

COMMON STOCKS 93.16%

Australia 10.64%
Air Transportation 3.49%
Macquarie Airports	1,000,326	$2,643
Qantas Airways Ltd.	610,261	1,896
		4,539
Banks: Regional 0.99%
Suncorp-Metway Ltd.	103,114	1,289

Beverages 1.59%
Coca-Cola Amatil Ltd.	285,829	2,065

Food 1.75%
Goodman Fielder Ltd.	1,852,829	2,275

Gaming 0.71%
Tabcorp Holdings Ltd.	114,588	931

Healtcare Services 0.50%
Sonic Healthcare Ltd.	49,614	646

Utilities 1.61%
DUET Group	760,377	2,102
Total Australia		13,847

Brazil 3.53%
Electric Power 1.50%
Companhia Energetica de Minas Gerais ADR	82,000	1,947

Tobacco 2.03%
Souza Cruz SA	94,000	2,650
Total Brazil		4,597

Canada 11.55%
Financial Services 2.49%
CI Financial Income Fund Unit	76,800	1,631
Fording Canadian Coal Trust Unit	14,600	1,297
GMP Capital Trust Unit	23,400	310
		3,238

Financial: Miscellaneous 0.51%
Yellow Pages Income Fund Unit	75,900	669

Oil: Crude Producers 4.38%
Canadian Oil Sands Trust Unit	47,300	2,376
Penn West Energy Trust Unit	110,800	3,323
		5,699
Oil: Integrated Domestic 2.32%
Enerplus Resources Fund Unit	73,300	3,017

Telecommunications 1.85%
Bell Aliant Regional Communications Income Fund Unit	92,802	2,407
Total Canada		15,030

Chile 1.87%
Banks: Regional
Banco de Chile ADR	54,400	2,439

Cyprus 0.88%
Oil: Integrated International
Prosafe SE*	131,300	1,142

Czech Republic 2.70%
Telecommunications
Telefonica O2 Czech Republic, AS	105,000	3,512

France 8.30%
Automotive 1.03%
Renault SA	16,197	1,345

Banks: Money Center 1.30%
BNP Paribas SA	17,189	1,695

Conglomerates 1.53%
Vivendi SA	47,784	1,998

Insurance 1.01%
AXA	44,929	1,320

Office Furniture & Business Equipment 0.97%
Neopost SA	12,645	1,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL DIVIDEND INCOME FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
France (continued)
Oil: Integrated International 0.55%
TOTAL SA ADR	9,400	$719

Publishing 0.56%
PagesJaunes Groupe	53,910	727

Telephone-Long Distance 1.35%
France Telecom SA	55,740	1,762
Total France		10,823

Germany 2.91%
Banks: Money Center 0.85%
Deutsche Bank AG	12,062	1,114

Telecommunications 2.06%
Deutsche Telekom AG Registered Shares	154,587	2,680
Total Germany		3,794

Greece 1.75%
Gaming
OPAP SA	63,531	2,273

Hong Kong 4.54%
Banks: Regional 1.53%
BOC Hong Kong (Holdings) Ltd.	794,500	2,000

Telecommunications Equipment 1.87%
VTech Holdings Ltd.	401,000	2,435

Transportation: Miscellaneous 1.14%
Pacific Basin Shipping Ltd.	1,058,000	1,484
Total Hong Kong		5,919

Ireland 1.38%
Banks: Money Center
Bank of Ireland	215,231	1,802

Italy 5.59%
Banks: Regional 0.80%
UniCredit SpA	174,944	1,042

Broadcasting 1.01%
Mediaset SpA	184,957	1,312

Electric Power 2.06%
Enel SpA	290,330	2,683

Oil: Integrated International 1.72%
Eni SpA ADR	33,300	2,245
Total Italy		7,282

Japan 3.61%
Miscellaneous 0.60%
Sumitomo Corp.	57,700	779

Real Estate Investment Trusts 3.01%
DA Office Investment Corp.	185	678
Nippon Commercial Investment Corp.	598	1,662
Nippon Residential Investment Corp.	556	1,583
		3,923
Total Japan		4,702

Malaysia 0.80%
Financial Services
Public Bank Berhad	326,300	1,038

Mexico 1.78%
Health & Personal Care
Kimberly Clark de Mexico SAB de CV	537,400	2,315

Netherlands 1.45%
Financial Services
ING Groep NV CVA	57,864	1,887

New Zealand 0.75%
Construction/Home Building
Fletcher Building Ltd.	209,270	976

Poland 1.81%
Banks: Regional
Bank Pekao SA	25,813	2,355

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL DIVIDEND INCOME FUND July 31, 2008

Investments	Shares	U.S. $ Value (000)
Singapore 2.51%
Air Transportation 1.07%
Singapore Airlines Ltd.	127,000	$1,396

Oil 1.44%
Singapore Petroleum Co. Ltd.	404,000	1,873
Total Singapore		3,269

South Africa 1.71%
Aluminum 1.08%
Anglo Platinum Ltd.	10,778	1,406

Metal Fabricating 0.63%
Impala Platinum Holdings Ltd.	24,604	817
Total South Africa		2,223

South Korea 0.79%
Financial Services
Daishin Securities Co., Ltd.	52,000	1,029

Spain 3.30%
Banks: Money Center 1.09%
Banco Santander SA ADR	74,200	1,422

Broadcasting 2.21%
Gestevision Telecinco SA	213,704	2,880
Total Spain		4,302

Sweden 0.97%
Construction/Home Building 0.97%
Skanska AB	98,400	1,269

Taiwan 4.00%
Computer Hardware 1.04%
Wistron Corp.	931,000	1,357

Electronics: Semi-Conductors/Components 1.56%
MediaTek Inc.	130,290	1,351
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	72,120	685
		2,036

Steel 1.40%
China Steel Corp.	1,276,170	1,818
Total Taiwan		5,211

Turkey 1.05%
Telecommunications
Turk Telekomunikasyon AS	370,473	1,365

United Kingdom 12.99%
Banks: Money Center 1.73%
Barclays plc	202,246	1,373
Lloyds TSB Group plc	149,801	874
Total		2,247

Beverages 0.99%
Diageo plc	74,028	1,290

Drugs 1.79%
GlaxoSmithKline plc ADR	50,000	2,328

Electric Power 1.25%
National Grid plc	123,237	1,623

Financial Services 1.58%
Provident Financial plc	118,601	2,053

Food 1.58%
Premier Foods plc	1,206,248	2,064

Insurance 1.48%
Aviva plc	194,592	1,931

Telecommunications 1.75%
Vodafone Group plc	849,870	2,277

Tobacco 0.84%
British American Tobacco plc	30,481	1,100
Total United Kingdom		16,913

Total Common Stocks (cost $123,171,998)		121,314

PREFERRED STOCK 1.93%

Brazil 1.93%
Electric Power
Companhia de Transmissao de Energia Electrica Paulista (cost $2,245,347)	72,500	2,513

Total Long-Term Investments (cost $125,417,345)		123,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

INTERNATIONAL DIVIDEND INCOME FUND July 31, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 6.04%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $8,125,000 of Federal Home Loan Discount Note at Zero Coupon due 1/2/2009; value: 8,023,438; proceeds: 7,863,738 (cost $7,863,377)	$7,863	$7,863

Total Investments in Securities 101.13% (cost $133,280,722)		131,690

Liabilities in Excess of Foreign Cash and Other Assets (1.13%)		(1,465)
Net Assets 100.00%		$130,225

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non income-producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2008

Investments	Shares	U.S $ Value (000)
LONG-TERM INVESTMENTS 92.36%

COMMON STOCKS 90.23%

Australia 5.11%
Diversified Industrial Goods & Services 0.51%
Boart Longyear Group	910,490	$1,739

Mining & Metals 2.70%
Centennial Coal Co. Ltd.	1,046,957	5,055
Lihir Gold Ltd.*	841,784	2,188
OZ Minerals Ltd.	1,070,289	1,990
		9,233

Non-Oil Energy 0.78%
Felix Resources Ltd.	135,628	2,661

Utilities & Infrastructure 1.12%
DUET Group	1,378,772	3,812
Total Australia		17,445

Brazil 1.57%
Diversified Consumer Non-Cyclicals 1.37%
Souza Cruz SA	166,200	4,685

Retail 0.20%
Le Lis Blanc Deux Comercio e Confeccoes de Roupas SA*	226,605	668
Total Brazil		5,353

Canada 0.97%
Chemicals 0.22%
Phoscan Chemical Corp.*	613,384	755

Mining & Metals 0.75%
Equinox Minerals Ltd.*	630,000	2,553

Oil & Gas 0.00%
OPTI Canada Inc.*	89	2
Total Canada		3,310

China 0.95%
Diversified Consumer Non-Cyclicals 0.24%
Celestial NutriFoods Ltd.	1,539,584	816

Diversified Technology 0.71%
China Security & Surveillance Technology, Inc.*	171,785	2,422
Total China		3,238

Egypt 2.20%
Autos & Auto Parts 1.36%
Ghabbour Auto*	550,598	4,640

Hotels 0.84%
Orascom Hotels & Development*	260,367	2,859
Total Egypt		7,499

France 4.04%
Engineering & Capital Goods 1.38%
Neopost SA	47,547	4,726

Media 1.25%
Ipsos SA	122,360	4,272

Oil & Gas 1.41%
CGG Veritas*	122,958	4,806
Total France		13,804

Germany 11.10%
Aerospace & Defense 1.46%
Rheinmetall AG	81,205	4,976

Chemicals 2.92%
K+S AG	39,230	4,824
Symrise GmbH & Co. AG	178,900	3,054
Wacker Chemie AG	10,069	2,074
		9,952

Diversified Industrial Goods & Services 0.97%
Hamburger Hafen und Logistik AG	51,021	3,315

Diversified Technology 0.79%
Manz Automation AG*	9,824	2,377
Qimonda AG ADR*	185,200	333
		2,710

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2008

Investments	Shares	U.S $ Value (000)
Germany (continued)

Electrical Equipment 0.81%
Tognum AG*	126,914	$2,773

General Manufacturing & Services 1.54%
Gerresheimer AG*	101,456	5,257

Healthcare Products & Supplies 2.61%
Fresenius Medical Care AG & Co. ADR	161,500	8,899
Total Germany		37,882

Greece 5.49%
Consumer Durables 0.72%
Jumbo SA	95,633	2,459

Internet Companies 1.92%
Intralot SA	422,022	6,543

Leisure & Recreation 1.12%
OPAP SA	107,303	3,839

Non-Property Financials 1.73%
Alpha Bank AE	33,469	987
Piraeus Bank SA	164,598	4,916
		5,903
Total Greece		18,744

Hong Kong 6.35%
Consumer Durables 0.24%
Playmates Holdings Ltd.	1,693,800	806

Food & Drink 1.07%
FU JI Food & Catering Services Holdings Ltd.	2,604,000	3,646

General Manufacturing & Services 0.98%
China Infrastructure Machinery Holdings Ltd.	4,144,000	3,350

Leisure & Recreation 1.86%
Rexcapital Financial Holdings Ltd.*	76,825,000	6,342

Paper & Forest Products 0.89%
Lee & Man Paper Manufacturing Ltd.	2,595,200	3,050

Property Services 1.31%
Sino-Ocean Land Holdings Ltd.	6,797,000	4,461
Total Hong Kong		21,655

Indonesia 1.26%
Diversified Financials 0.41%
Bank Rakyat Indonesia PT	2,099,000	1,392
Property (Excluding Services) 0.85%
Bakrieland Development Tbk PT*	36,023,500	1,483
Ciputra Development Tbk PT*	26,300,944	1,428
		2,911
Total Indonesia		4,303

Ireland 0.52%
Consumer Durables 0.07%
Waterford Wedgwood plc Unit*	24,347,187	228

Oil & Gas 0.45%
Dragon Oil plc*	264,108	1,532
Total		1,760

Italy 8.61%
Diversified Financials 1.53%
Azimut Holding SpA	649,559	5,221

Food & Drink 2.42%
Davide Campari-Milano SpA*	1,002,850	8,277

Surface Transportation 1.26%
Ansaldo STS SpA	288,505	4,289

Utilities & Infrastructure 3.40%
Hera SpA	2,040,882	7,179
Terna-Rete Elettrica Nationale SpA	1,062,884	4,411
		11,590
Total Italy		29,377

Japan 13.73%
Chemicals 1.23%
ZEON Corp.	1,046,000	4,199

Computer Software 1.57%
Capcom Co. Ltd.	172,300	5,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2008

Investments	Shares	U.S $ Value (000)
Japan (continued)
Diversified Financials 0.75%
Nippon Residential Investment Corp. REIT	897	$2,554

Diversified Technology 1.01%
SUMCO Corp.	151,600	3,440

Electronics 2.37%
Elpida Memory, Inc.*	180,600	5,141
IBIDEN Co., Ltd.	99,900	2,950
		8,091
General Manufacturing & Services 1.27%
FP Corp.	158,600	4,343

Non-Property Financials 1.34%
Kabu.com Securities Co., Ltd.	4,263	4,581

Property Services 1.48%
Nippon Commercial Investment Corp. REIT	1,819	5,057

Retail 1.63%
Nitori Co., Ltd.	101,800	5,548

Telecommunications Services 1.08%
Okinawa Cellular Telephone Co.	2,328	3,664
Total Japan		46,843

Luxembourg 1.02%
Consumer Non-Durables
Oriflame Cosmetics SA SDR	53,907	3,488

Mexico 0.65%
Diversified Financials
Desarrolladora Homex SA de CV ADR*	39,400	2,202

Netherlands 1.76%
Communications Equipment 1.44%
Gemalto NV*	129,876	4,898

Electrical Equipment 0.32%
Draka Holding NV	40,602	1,094
Total Netherlands		5,992

Norway 3.97%
Chemicals 0.64%
Yara International ASA	30,890	$2,194

Diversified Energy 0.20%
Electromagnetic Geoservices ASA*	118,768	695

Diversified Transportation 1.05%
Songa Offshore ASA*	249,738	3,580

Oil & Gas 2.08%
DNO International ASA*	984,000	1,572
Petroleum Geo-Services ASA*	239,230	5,521
		7,093
Total Norway		13,562

Philippines 0.51%
Property Services
Megaworld Corp.	53,313,000	1,737

Russia 0.03%
Food & Drink
Magnit GDR*†	11,300	102

Spain 3.89%
Electrical Equipment 0.48%
Gamesa Corporacion Tecnologica, SA	34,362	1,633

General Manufacturing & Services 1.40%
Prosegur Compania de Seguridad, SA	110,091	4,805

Oil & Gas 2.01%
Enagas, SA	265,700	6,853
Total Spain		13,291

Sweden 1.94%
Diversified Consumer Cyclicals 0.54%
KappAhl Holding AB*	270,735	1,846

Healthcare Products & Supplies 1.40%
Getinge AB Class B	206,693	4,790
Total Sweden		6,636

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2008

Investments	Shares	U.S $ Value (000)
Switzerland 1.31%
Chemicals 1.20%
Syngenta AG	14,087	$4,101

Property (Excluding Services) 0.11%
Orascom Development Holding AG*	3,277	360
Total Switzerland		4,461

Taiwan 0.75%
Computer Hardware 0.58%
Acer Inc.	965,087	1,971

Diversified Technology 0.17%
Powerchip Semiconductor Corp.	2,527,000	587
Total Taiwan		2,558

Thailand 0.45%
Banks & Financial Services
Bangkok Bank Public Co., Ltd.	463,174	1,526

Turkey 0.40%
Banks & Financial Services
Turkiye Is Bankasi AS GDR	295,680	1,361

United Kingdom 11.65%
Aerospace & Defense 1.52%
Cobham plc	1,296,615	5,183

Air Transportation 1.38%
easyJet plc*	718,572	4,710

Diversified Financials 0.71%
BlueBay Asset Management plc	436,851	2,436

Engineering & Construction 1.58%
Babcock International Group plc	450,707	5,376

Food & Drink 1.13%
Britvic plc	710,446	3,114

New Britain Palm Oil Ltd.	94,479	738

General Manufacturing & Services 2.63%
Intertek Group plc	449,580	8,978

Healthcare Facilities 0.25%
Southern Cross Healthcare Ltd.	364,400	839

Leisure & Recreation 0.25%
Punch Taverns plc	172,916	870

Oil & Gas 2.20%
Ceres Power Holdings plc*	321,690	1,383
Max Petroleum plc*	3,246,860	2,902
Salamander Energy plc*	166,619	929
Tullow Oil plc	147,349	2,287
		7,501
Total United Kingdom		39,745

Total Common Stocks (cost $351,178,457)		307,874

PREFERRED STOCK 2.13%

Brazil 2.13%
Utilities & Infrastructure
Companhia de Transmissao de Energia Electrica Paulista (cost $5,866,497)	209,437	7,258
Total Long-Term Investments (cost $357,044,954)		315,132

Principal Amount (000)
SHORT-TERM INVESTMENT 8.61%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $30,315,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 12/31/2008; value: $29,973,956; proceeds: $29,385,766 (cost $29,384,419)	29,384	29,384

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

INTERNATIONAL OPPORTUNITIES FUND July 31, 2008

Total Investments in Securities 100.97% (cost $386,429,373)	344,516

Liabilites in Excess of Foreign Cash and Other Assets (0.97%)	(3,295)
Net Assets 100.00%	$341,221

ADR		American Depositary Receipt.
GDR		Global Depositary Receipt.
REIT		Real Estate Investment Trust
SDR		Swedish Depositary Receipt.
Unit		More than one class of securities traded together.
	*	Non-income producing security.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempt from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND  July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 98.61%

Agriculture, Fishing & Ranching 0.88%
Monsanto Co.	4,032	$480

Air Transportation 0.76%
Delta Air Lines, Inc.*	55,400	418

Banks 16.50%
BB&T Corp.	23,710	664
Fifth Third Bancorp	33,610	470
JPMorgan Chase & Co.	66,180	2,689
M&T Bank Corp.	8,060	567
PNC Financial Services Group, Inc. (The)	18,890	1,347
SunTrust Banks, Inc.	7,830	322
U.S. Bancorp	8,150	249
Wells Fargo & Co.	77,640	2,350
Zions Bancorp	12,890	377
Total		9,035

Beverage: Soft Drinks 2.42%
Coca-Cola Enterprises Inc.	78,210	1,324

Biotechnology Research & Production 2.30%
Amgen Inc.*	16,260	1,018
Genzyme Corp.*	3,150	242
Total		1,260

Chemicals 1.17%
Praxair, Inc.	6,864	643

Communications Technology 2.12%
Corning Inc.	13,830	277
QUALCOMM Inc.	16,000	885
Total		1,162

Computer Services, Software & Systems 4.20%
Adobe Systems Inc.*	7,830	324
Microsoft Corp.	45,770	1,177
Oracle Corp.*	37,000	797
Total		2,298

Computer Technology 1.60%
Hewlett-Packard Co.	15,100	676
Sun Microsystems, Inc.*	18,865	201
Total		877

Copper 0.24%
Freeport-McMoRan Copper & Gold, Inc.	1,360	132

Diversified Financial Services 9.12%
Bank of New York Mellon Corp.	56,064	1,990
Goldman Sachs Group, Inc. (The)	3,650	672
Merrill Lynch & Co., Inc.	76,170	2,030
Visa Inc. Class A*	4,150	303
Total		4,995

Drug & Grocery Store Chains 3.58%
Kroger Co. (The)	62,965	1,781
SUPERVALU INC.	7,090	181
Total		1,962

Drugs & Pharmaceuticals 7.84%
Abbott Laboratories	25,170	1,418
AstraZeneca plc ADR	5,970	290
Eli Lilly & Co.	9,020	425
Johnson & Johnson	4,070	279
Teva Pharmaceutical Industries Ltd. ADR	22,690	1,017
Wyeth	21,315	864
Total		4,293

Electrical Equipment & Components 0.96%
Emerson Electric Co.	10,832	528

Electronics: Semi-Conductors/Components 0.83%
Intel Corp.	9,780	217
Texas Instruments Inc.	9,700	236
Total		453

Finance Companies 0.76%
Capital One Financial Corp.	9,920	415

Financial Data Processing Services & Systems 1.37%
Western Union Co.	27,120	750

Financial Information Services 0.75%
Moody’s Corp.	11,840	412

Financial: Miscellaneous 1.34%
Fannie Mae	63,730	733

Foods 3.02%
General Mills, Inc.	9,030	581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND  July 31, 2008

Investments	Shares	Value (000)
Kraft Foods Inc. Class A	33,625	$1,070
Total		1,651

Gold 0.92%
Barrick Gold Corp. (Canada)(a)	11,880	503

Health & Personal Care 0.79%
CVS Caremark Corp.	11,780	430

Insurance: Multi-Line 2.07%
American International Group, Inc.	3,550	93
AON Corp.	22,760	1,042
Total		1,135

Leisure Time 0.65%
Carnival Corp.	9,600	355

Machinery: Oil Well Equipment & Services 1.89%
Halliburton Co.	10,520	471
Schlumberger Ltd.	5,518	561
Total		1,032

Medical & Dental Instruments & Supplies 3.33%
Becton, Dickinson & Co.	2,640	224
Boston Scientific Corp.*	89,220	1,061
Covidien Ltd.	10,900	537
Total		1,822

Milling: Fruit & Grain Processing 1.73%
Archer Daniels Midland Co.	33,010	945

Multi-Sector Companies 4.87%
Eaton Corp.	14,822	1,053
General Electric Co.	57,050	1,614
Total		2,667

Oil: Crude Producers 1.21%
Devon Energy Corp.	3,120	296
XTO Energy Inc.	7,700	364
Total		660

Oil: Integrated Domestic 0.39%
Hess Corp.	2,120	215

Oil: Integrated International 4.17%
Chevron Corp.	7,930	671
Exxon Mobil Corp.	20,081	1,615
Total		2,286

Railroads 1.20%
Canadian National Railway Co. (Canada)(a)	8,270	436
Norfolk Southern Corp.	3,090	222
Total		658

Rental & Leasing Services: Consumer 1.26%
Hertz Global Holdings, Inc.*	80,980	691

Retail 3.98%
Home Depot, Inc. (The)	15,310	365
Kohl’s Corp.*	5,100	214
Wal-Mart Stores, Inc.	27,320	1,601
Total		2,180

Securities Brokerage & Services 0.61%
Franklin Resources, Inc.	3,310	333

Services: Commercial 1.83%
IAC/InterActiveCorp.*	32,185	562
Waste Management, Inc.	12,420	441
Total		1,003

Soaps & Household Chemicals 0.56%
Clorox Co. (The)	5,650	308

Textiles Apparel Manufacturers 1.09%
J. Crew Group, Inc.*	20,720	596

Tobacco 0.18%
Philip Morris International Inc.	1,960	101

Transportation: Miscellaneous 1.01%
United Parcel Service, Inc. Class B	8,770	553

Utilities: Cable TV & Radio 0.48%
Comcast Corp. Class A	12,760	263

Utilities: Gas Pipelines 0.86%
El Paso Corp.	26,160	469

Utilities: Telecommunications 1.77%
AT&T Inc.	23,253	716
Sprint Nextel Corp.	31,180	254
Total		970

Total Common Stocks (cost $58,852,660)		53,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LARGE CAP VALUE FUND  July 31, 2008

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 1.55%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $880,000 of Federal Home Loan Discount Note at Zero Coupon due 1/02/2009; value: $869,000; proceeds: $849,778 (cost $849,739)	$850	$850

Total Investments in Securities 100.16% (cost $59,702,399)		54,846

Liabilities in Excess of Cash and Other Assets (0.16%)		(91)
Net Assets 100.00%		$54,755

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non income-producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 93.04%

Aerospace 3.22%
Alliant Techsystems Inc.*	65,620	$6,496
Curtiss-Wright Corp.	74,300	3,911
Total		10,407

Air Transportation 1.51%
Bristow Group Inc.*	108,252	4,870

Aluminum 0.28%
Kaiser Aluminum Corp.	17,475	922

Auto Components 1.89%
Gentex Corp.	247,347	3,824
Oshkosh Corp.	127,300	2,296
Total		6,120

Auto Parts: Original Equipment 1.95%
Autoliv, Inc. (Sweden)(a)	83,489	3,260
Tenneco Inc.*	210,354	3,033
Total		6,293

Banks 8.23%
Bank of Hawaii Corp.	91,478	4,610
Commerce Bancshares, Inc.	104,170	4,545
Cullen/Frost Bankers, Inc.	106,676	5,626
Fifth Third Bancorp	194,280	2,714
First Horizon National Corp.*	171,484	1,612
PrivateBancorp, Inc.	36,315	1,073
Signature Bank*	156,482	4,605
TCF Financial Corp.	143,151	1,825
Total		26,610

Beverage: Distillers 0.87%
Brown-Forman Corp.	38,958	2,803

Biotechnology Research & Production 3.18%
Charles River Laboratories International, Inc.*	36,300	2,412
Martek Biosciences Corp.*	100,301	3,772
OSI Pharmaceuticals, Inc.*	77,800	4,095
Total		10,279

Building: Materials 0.71%
Quanex Building Products Corp.*	148,426	2,286

Chemicals 4.54%
Albemarle Corp.	84,720	3,298
Cytec Industries Inc.	102,807	5,558
Hercules, Inc.	141,000	2,827
Sigma-Aldrich Corp.	49,337	2,997
Total		14,680

Communications Technology 2.08%
Anaren, Inc.*	30,201	287
Anixter International Inc.*	48,259	3,283
Harris Corp.	65,900	3,173
Total		6,743

Computer Services, Software & Systems 4.76%
Amdocs Ltd.*	124,098	3,774
Macrovision Solution Corp.*	306,977	4,666
Sapient Corp.*	550,227	3,555
SRA International, Inc. Class A*	155,500	3,413
Total		15,408

Computer Technology 1.94%
Intermec, Inc.*	211,200	3,975
Zebra Technologies Corp. Class A*	74,800	2,304
Total		6,279

Consumer Products 0.60%
International Flavors & Fragrances Inc.	48,400	1,947

Containers & Packaging: Metal & Glass 1.81%
Silgan Holdings Inc.	110,581	5,841

Containers & Packaging: Paper & Plastic 2.07%
Bemis Co., Inc.	61,700	1,738
Pactiv Corp.*	205,400	4,952
Total		6,690

Diversified Manufacturing 2.11%
Brady Corp. Class A	54,600	2,002
Hexcel Corp.*	197,236	3,744
Olin Corp.	36,800	1,094
Total		6,840

Diversified Production 2.15%
Harsco Corp.	39,922	2,160
ITT Corp.	71,600	4,794
Total		6,954

Drugs & Pharmaceuticals 3.37%
Medicines Co. (The)*	112,600	2,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

VALUE OPPORTUNITIES FUND July 31, 2008

Investments	Shares	Value (000)
Drugs & Pharmaceuticals (continued)
Onyx Pharmaceuticals, Inc.*	93,800	$3,799
Watson Pharmaceuticals, Inc.*	158,900	4,594
Total		10,894

Electrical Equipment & Components 0.20%
AMETEK, Inc.	13,325	638

Electronics: Semi-Conductors/Components 1.31%
Microsemi Corp.*	163,500	4,244

Electronics: Technology 2.23%
PerkinElmer, Inc.	121,900	3,547
ScanSource, Inc.*	119,445	3,666
Total		7,213

Engineering & Contracting Services 0.48%
URS Corp.*	37,250	1,562

Financial Data Processing Services & Systems 2.65%
Fiserv, Inc.*	93,059	4,450
Global Payments Inc.	92,800	4,110
Total		8,560

Financial: Miscellaneous 1.96%
Financial Federal Corp.	274,815	6,335

Foods 2.58%
J.M. Smucker Co. (The)*	85,500	4,167
McCormick & Co., Inc.	104,600	4,195
Total		8,362

Healthcare Facilities 1.66%
DaVita, Inc.*	46,000	2,569
Quest Diagnostics Inc.	52,400	2,786
Total		5,355

Identification Control & Filter Devices 0.55%
IDEX Corp.	46,845	1,772

Insurance: Property-Casualty 1.56%
HCC Insurance Holdings, Inc.	222,872	5,048

Machinery: Oil Well Equipment & Services 5.32%
BJ Services Co.	165,400	4,863
CARBO Ceramics, Inc.	95,310	5,215
Complete Production Services, Inc.*	58,300	1,856
Exterran Holdings, Inc.*	24,639	1,391
RPC, Inc.	56,607	973
Superior Energy Services, Inc.*	61,400	2,912
Total		17,210

Medical & Dental Instruments & Supplies 0.54%
Cooper Cos., Inc. (The)	51,700	1,742

Metal Fabricating 0.43%
Haynes International, Inc.*	29,500	1,399

Miscellaneous: Materials & Processing 1.13%
Rogers Corp.*	88,671	3,663

Multi-Sector Companies 3.14%
Carlisle Cos., Inc.	194,030	5,935
Teleflex Inc.	69,000	4,231
Total		10,166

Real Estate Investment Trusts 1.02%
EastGroup Properties, Inc.	70,900	3,290

Restaurants 0.28%
McCormick & Schmick’s Seafood Restaurants, Inc.*	110,327	895

Retail 3.85%
Chico’s FAS, Inc.*	204,850	1,141
Genesco, Inc.*	163,729	4,814
Pantry, Inc. (The)*	272,100	4,351
Sonic Automotive, Inc. Class A	213,622	2,151
Total		12,457

Scientific Equipment & Supplies 0.54%
Applied Biosystems, Inc. Tracking Stock	47,600	1,758

Services: Commercial 1.19%
Tetra Tech, Inc.*	134,400	3,861

Shipping 0.97%
UTi Worldwide, Inc.	172,300	3,134

Shoes 0.79%
Finish Line, Inc. (The)*	234,351	2,543

Steel 0.68%
Carpenter Technology Corp.	56,876	2,201

Telecommunications Equipment 1.11%
Polycom, Inc.*	152,600	3,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

VALUE OPPORTUNITIES FUND July 31, 2008

Investments	Shares	Value (000)
Truckers 1.25%
Heartland Express, Inc.	236,729	$4,034

Utilities: Electrical 4.81%
Avista Corp.	112,490	2,545
Cleco Corp.	169,400	4,257
DPL Inc.	50,500	1,282
IDACORP, Inc.	65,900	1,964
Wisconsin Energy Corp.	121,883	5,499
Total		15,547

Utilities: Gas Distributors 3.54%
New Jersey Resources Corp.	69,298	2,362
Piedmont Natural Gas Co., Inc.	167,775	4,493
UGI Corp.	169,970	4,600
Total		11,455

Total Common Stocks (cost $308,323,074)		300,911

SHORT-TERM INVESTMENT 8.60%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $28,575,000 of Federal Home Loan Discount Note at Zero Coupon due 10/15/08; value: $28,360,688; proceeds: $27,803,880 (cost $27,802,606)	$27,803	27,803

Total Investments in Securities 101.64% (cost $336,125,680)		328,714

Liabilities in Excess of Other Assets (1.64%)		(5,303)
Net Assets 100.00%		$323,411

Tracking Stock	A security issued by a parent company that tracks the performance of a particular division.
*	Non income-producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett All Value Fund (“All Value Fund”), Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”).

All Value Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Each of International Dividend Income Funds and Large Cap Value Fund’s investment objective is to seek a high level of total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Exchange LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c) Foreign Transactions–The books and records of International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

(d) Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates. As of July 31, 2008, there were no open forward foreign currency exchange contracts outstanding.

(e) Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

(f) When-Issued or Forward Transactions–Each Fund may purchase securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3. FEDERAL TAX INFORMATION

As of July 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	All Value Fund	Alpha Strategy Fund	International Core Equity Fund
Tax cost	$2,963,455,044	$643,333,103	$1,396,885,690
Gross unrealized gain	254,993,205	9,570,907	53,140,555
Gross unrealized loss	(197,185,773)	(37,866,495)	(135,867,805)
Net unrealized security gain/(loss)	$57,807,432	$(28,295,588)	$(82,727,250)

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$133,280,722	$388,136,253	$59,837,253
Gross unrealized gain	3,170,625	13,775,256	2,198,162
Gross unrealized loss	(4,761,526)	(57,395,311)	(7,189,429)
Net unrealized security loss	$(1,590,901)	$(43,620,055)	$(4,991,267)

Value Opportunities Fund
Tax cost	$336,403,358
Gross unrealized gain	16,207,550
Gross unrealized loss	(23,897,389)
Net unrealized security loss	$(7,689,839)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

4.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the All Value Fund and Large Cap Value Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Funds could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although All Value Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities and in the securities of large foreign companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.  International Core Equity Fund is subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other investments.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transactions greater costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. The International Dividend Income Fund is subject to the risks associated with derivatives, which may be different form and greater than the risks associated with investing directly in securities and other investments.

International Opportunities Fund is also subject to the risks of investing in foreign securities, in the securities of small-cap companies, and in derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.  International Opportunities Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational companies, All Value Fund, Large Cap Value Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect each Fund’s performance.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord Abbett. As of July 31, 2008, Alpha Strategy Fund’s long term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	19.74%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	19.71%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Growth Fund – Class I	10.03%
Lord Abbett Securities Trust – Lord Abbett Micro Cap Value Fund – Class I	10.22%
Lord Abbett Blend Trust – Lord Abbett Small Cap Blend Fund – Class I	9.96%
Lord Abbett Research Fund, Inc. – Lord Abbett Small Cap Value Fund – Class I	20.23%
Lord Abbett Series Fund, Inc. – Lord Abbett Value Opportunities Fund – Class I	10.11%

The Ten Largest Holdings and the Holdings by Sector, as of July 31, 2008, for each Underlying Fund are presented below. Each Underlying Fund’s Annual and Semiannual Reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on the Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Concur Technologies, Inc.	2.52%
Illumina, Inc.	2.01%
NuVasive, Inc.	1.95%
FTI Consulting, Inc.	1.94%
Alexion Pharmaceuticals, Inc.	1.94%
Central Euro Distribution Corp.	1.88%
Masimo Corp.	1.64%
United Therapeutics Corp.	1.55%
Myriad Genetics, Inc.	1.48%
Strayer Education, Inc.	1.45%

Holdings by Sector*	% of Investments
Auto & Transportation	4.74%
Consumer Discretionary	21.37%
Consumer Staples	2.33%
Financial Services	7.46%
Healthcare	21.16%
Materials & Processing	5.15%
Other Energy	7.71%
Producer Durables	7.71%
Technology	19.78%
Utilities	0.96%
Short-Term Investment	1.63%
Total	100.00%

* A sector may comprise several industries.

Notes to Schedule of Investments (unaudited)(continued)

Lord Abbett Securities Trust - International Opportunities Fund

Ten Largest Holdings	% of Investments
Intertek Group plc	2.61%
Fresenius Medical Care AG & Co. ADR	2.58%
Davide Campari-Milano SpA	2.40%
Companhia de Transmissao de Energia Electrica Paulista	2.11%
Hera SpA	2.08%
Enagas, SA	1.99%
Intralot SA	1.90%
Rexcapital Financial Holdings Ltd.	1.84%
Nitori Co., Ltd.	1.61%
Petroleum Geo-Services ASA	1.60%

Holdings by Sector*	% of Investments
Basic Materials	10.46%
Consumer Cyclicals	10.51%
Consumer Non-Cyclicals	5.86%
Diversified Financials	4.01%
Energy	9.04%
Healthcare	4.22%
Industrial Goods & Services	16.70%
Non-Property Financials	3.88%
Property & Property Services	5.04%
Technology	10.46%
Telecommunications	1.06%
Transportation	3.65%
Utilities	6.58%
Short-Term Investment	8.53%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust– Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Eurand NV (Netherlands)	2.71%
True Religion Apparel, Inc.	2.53%
IPC The Hopitalist Co.	2.31%
Penson Worldwide, Inc.	2.28%
Commvault Systems, Inc.	2.13%
Calgon Carbon Corp.	2.11%
Phase Forward, Inc.	2.09%
Vnus Medical Technologies, Inc.	2.08%
EnerNoc, Inc.	1.92%
FCStone Group, Inc.	1.91%

Holdings by Sector*	% of Investments
Consumer Discretionary	17.93%
Consumer Staples	3.19%
Financial Services	5.25%
Healthcare	25.09%
Materials & Processing	7.55%
Other Energy	2.47%
Producer Durables	3.07%
Technology	26.76%
Short-Term Investment	8.69%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Monro Muffler Brake, Inc.	4.15%
Overhill Farms, Inc.	3.90%
Federal Agricultural Mortgage Corp. Class C	1.97%
Portec Rail Products, Inc.	1.94%
McGrath Rent Corp.	1.84%
Quaker Chemical Corp.	1.82%
Chesapeake Utilities Corp.	1.79%
Donegal Group Inc.	1.75%
Medical Action Industries, Inc	1.74%
Consolidated Water Co. Ltd.	1.73%

Holdings by Sector*	% of Investments
Auto & Transportation	6.97%
Consumer Discretionary	16.99%
Consumer Staples	5.33%
Financial Services	12.14%
Healthcare	15.10%
Materials & Processing	6.94%
Other Energy	2.29%
Producer Durables	10.77%
Technology	13.13%
Utilities	3.52%
Short-Term Investment	6.82%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Blend Trust - Lord Abbett Small Cap Blend Fund

Ten Largest Holdings	% of Investments
EXCO Resources, Inc.	2.80%
Psychiatric Solutions, Inc.	2.76%
Amedisys, Inc.	2.69%
Comstock Resources, Inc.	2.42%
PerkinElmer, Inc.	2.38%
Watsco, Inc.	2.24%
VCA Antech, Inc.	2.11%
ScanSource, Inc.	1.97%
Cooper Cos., Inc. (The)	1.96%
OptionsXpress Holdings, Inc.	1.95%

Holdings by Sector*	% of Investments
Auto & Transportation	3.28%
Consumer Discretionary	7.48%
Consumer Staples	0.90%
Financial Services	10.26%
Healthcare	20.63%
Materials & Processing	12.43%
Other	1.03%
Other Energy	10.62%
Producer Durables	14.08%
Technology	14.87%
Short-Term Investment	4.42%
Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Curtiss-Wright Corp.	4.06%
Anixter International Inc.	3.58%
Olin Corp.	2.96%
Carlisle Cos., Inc.	2.13%
Carbo Ceramics, Inc.	2.00%
Piedmont Natural Gas, Inc.	2.00%
Hexcel Corp.	1.94%
Rogers Corp.	1.93%
Baldor Electric Co.	1.89%
Scan Source, Inc.	1.79%

Holdings by Sector*	% of Investments
Auto & Transportation	8.85%
Consumer Discretionary	4.46%
Financial Services	8.88%
Healthcare	9.26%
Materials & Processing	17.75%
Other	3.01%
Other Energy	5.89%
Producer Durables	11.56%
Technology	11.43%
Utilities	11.77%
Short-Term Investment	7.14%
Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Alliant Techsystems Inc.	1.97%
Financial Federal Corp.	1.93%
Carlisle Cos., Inc.	1.80%
Silgan Holdings Inc.	1.78%
Cullen/Frost Bankers, Inc.	1.71%
Cytec Industries Inc.	1.69%
Wisconsin Energy Corp.	1.67%
CARBO Ceramics, Inc.	1.59%
HCC Insurance Holdings, Inc.	1.54%
Pactiv Corp.	1.51%

Holdings by Sector*	% of Investments
Auto & Transportation	7.44%
Consumer Discretionary	6.60%
Consumer Staples	3.40%
Financial Services	15.16%
Healthcare	8.60%
Materials & Processing	14.02%
Other	3.10%
Other Energy	5.23%
Producer Durables	7.11%
Technology	12.67%
Utilities	8.21%
Short-Term Investment	8.46%
Total	100.00%

* A sector may comprise several industries.

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 91.55%

Beverage: Brewers (Wineries) 1.87%
Boston Beer Co., Inc. (The) Class A*	29,700	$1,345

Biotechnology Research & Production 4.83%
Array BioPharma Inc.*	111,400	870
RTI Biologics, Inc.*	133,100	1,103
Vnus Medical Technologies, Inc.*	73,400	1,494
Total		3,467

Chemicals 2.12%
Calgon Carbon Corp.*	80,100	1,522

Commercial Information Services 1.03%
LoopNet, Inc.*	65,000	738

Communications Technology 4.65%
Aruba Networks, Inc.*	207,700	1,211
Starent Networks Corp.*	77,600	1,017
Switch and Data Facilities Co., Inc.*	66,100	1,112
Total		3,340

Computer Services, Software & Systems 13.36%
3PAR, Inc.*	165,000	1,348
Blue Coat Systems, Inc.*	75,600	1,098
Commvault Systems, Inc.*	100,800	1,535
Compellent Technologies, Inc.*	60,500	686
comScore, Inc.*	31,161	595
Comverge, Inc.*	63,200	689
Double-Take Software, Inc.*	29,400	325
Netezza Corp.*	102,600	1,334
PROS Holdings Inc.*	100,800	1,054
Taleo Corp. Class A*	49,300	924
Total		9,588

Computer Technology 1.22%
Synaptics Inc.*	18,200	878

Consumer Electronics 1.61%
Perfect World Co., Ltd. ADR*	43,600	1,154

Cosmetics 1.54%
Ulta Salon, Cosmetics & Fragrance, Inc.*	117,300	1,106

Diversified Financial Services 1.91%
FCStone Group, Inc.*	71,257	1,372

Drugs & Pharmaceuticals 4.90%
Eurand NV (Netherlands)*(a)	106,000	1,949
POZEN Inc.*	49,900	608
VIVUS, Inc.*	114,000	961
Total		3,518

Education Services 2.01%
American Public Education, Inc.*	14,800	672
K12 Inc.*	30,500	771
Total		1,443

Electronics: Medical Systems 1.83%
eResearchTechnology, Inc.*	16,000	233
Natus Medical Inc.*	46,600	1,082
Total		1,315

Electronics: Semi-Conductors/Components 6.64%
ANADIGICS, Inc.*	130,200	777
Cavium Networks, Inc.*	50,500	811
Entropic Communications, Inc.*	136,505	307
IPG Photonics Corp.*	46,300	822
Mellanox Technologies, Ltd. (Israel)*(a)	56,900	728
NetLogic Microsystems, Inc.*	41,200	1,319
Total		4,764

Electronics: Technology 0.49%
China Security & Surveillance Technology, Inc. (China)*(a)	25,200	355

Energy: Miscellaneous 1.92%
EnerNoc, Inc.*	85,500	1,380

Engineering & Contracting Services 1.64%
Hill International, Inc.*	69,400	1,176

Financial Information Services 1.06%
Bankrate, Inc.*	24,200	761

Foods 1.33%
Zhongpin, Inc. (China)*(a)	81,700	952

Health & Personal Care 2.80%
Bio-Reference Laboratories, Inc.*	29,351	759

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

MICRO CAP GROWTH FUND July 31, 2008

Investments	Shares	Value (000)
Health & Personal Care (continued)
CardioNet, Inc.*	45,400	$1,251
Total		2,010

Healthcare Facilities 2.32%
IPC The Hospitalist Co.*	77,100	1,662

Healthcare Management Services 3.92%
HMS Holdings Corp.*	52,800	1,314
Phase Forward, Inc.*	81,700	1,503
Total		2,817

Identification Control & Filter Devices 1.14%
Sun Hydraulics Corp.	19,800	816

Machinery: Agricultural 0.49%
Titan Machinery, Inc.*	12,800	351

Machinery: Construction & Handling 1.45%
Astec Industries, Inc.*	32,600	1,041

Machinery: Oil Well Equipment & Services 0.55%
T-3 Energy Services, Inc.*	5,800	398

Medical & Dental Instruments & Supplies 4.55%
ABIOMED, Inc.*	38,500	683
Hansen Medical, Inc.*	55,200	842
Insulet Corp.*	53,700	749
SonoSite, Inc.*	30,400	996
Total		3,270

Metal Fabricating 3.17%
Dynamic Materials Corp.	39,000	1,284
RBC Bearings Inc.*	29,700	988
Total		2,272

Miscellaneous: Materials & Commodities 0.65%
Energy Recovery, Inc.*	42,000	464

Miscellaneous: Technology 0.47%
Vocus, Inc.*	9,500	338

Restaurants 2.04%
Buffalo Wild Wings, Inc.*	22,450	739
P.F. Chang’s China Bistro, Inc.*	28,000	728
Total		1,467

Retail 6.24%
GSI Commerce, Inc.*	66,792	1,018
Hibbett Sports Inc.*	51,500	1,084
PriceSmart, Inc.	10,200	239
Volcom, Inc.*	55,100	989
Zumiez Inc.*	78,000	1,151
Total		4,481

Securities Brokerage & Services 2.29%
Penson Worldwide, Inc.*	89,300	1,645

Services: Commercial 0.97%
Exponent, Inc.*	22,700	693

Textiles Apparel Manufacturers 2.54%
True Religion Apparel, Inc.*	70,500	1,822

Total Common Stocks (cost $64,131,180)		65,721

	Principal Amount (000)
SHORT-TERM INVESTMENT 8.71%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $6,460,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 1/2/2009; value: $6,379,250; proceeds: $6,253,445 (cost $6,253,158)	$6,253	6,253

Total Investments in Securities 100.26% (cost $70,384,338)		71,974

Liabilities in Excess of Other Assets (0.26%)		(183)
Net Assets 100.00%		$71,791

ADR   American Depositary Receipt.

*   Non income-producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND  July 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 93.67%

Aerospace 2.17%
Ladish Co., Inc.*	40,195	$796
LMI Aerospace, Inc.*	63,800	1,178
Total		1,974

Air Transportation 0.33%
Alaska Air Group, Inc.*	16,800	300

Auto Parts: After Market 0.97%
Commercial Vehicle Group, Inc.*	91,800	888

Auto Parts: Original Equipment 2.07%
Amerigon Inc.*	161,868	1,072
Strattec Security Corp.	24,680	814
Total		1,886

Banks 3.96%
Bryn Mawr Bank Corp.	43,382	1,044
Pennsylvania Commerce Bancorp, Inc.*	52,877	1,298
Southwest Bancorp, Inc.	90,983	1,268
Total		3,610

Beverage: Brewers (Wineries) 0.43%
Boston Beer Co., Inc. (The) Class A*	8,600	389

Building: Cement 0.63%
U.S. Concrete, Inc.*	141,800	573

Chemicals 5.09%
Balchem Corp.	48,000	1,212
Landec Corp.*	24,387	217
LSB Industries, Inc.*	58,700	1,296
Penford Corp.	17,270	247
Quaker Chemical Corp.	55,700	1,664
Total		4,636

Communications Technology 0.04%
Anaren, Inc.*	3,678	35

Computer Services, Software & Systems 4.39%
COMSYS IT Partners Inc.*	72,869	747
INX Inc.*	70,900	688
SI International, Inc.*	62,600	1,144
TechTeam Global, Inc.*	142,259	1,423
Total		4,002

Computer Technology 2.57%
Radiant Systems, Inc.*	100,600	1,148
Rimage Corp.*	78,600	1,192
Total		2,340

Construction 1.03%
Meadow Valley Corp.*	88,900	942

Drug & Grocery Store Chains 1.01%
Susser Holdings Corp.*	74,500	919

Electrical & Electronics 1.39%
LeCroy Corp.*	141,100	1,269

Electrical Equipment & Components 1.40%
CTS Corp.	99,300	1,277

Electronics 1.15%
Methode Electronics, Inc.	93,300	1,044

Electronics: Instruments, Gauges & Meters 1.27%
Keithley Instruments, Inc.	122,800	1,154

Electronics: Medical Systems 2.01%
Somanetics Corp.*	61,300	1,344
TomoTherapy Inc.*	50,100	488
Total		1,832

Electronics: Semi-Conductors/Components 1.92%
Ikanos Communications, Inc.*	237,200	529
Techwell, Inc.*	111,700	1,224
Total		1,753

Electronics: Technology 1.74%
Gerber Scientific, Inc.*	133,400	1,583

Energy: Miscellaneous 0.43%
Approach Resources Inc.*	19,700	396

Financial: Miscellaneous 1.98%
Federal Agricultural Mortgage Corp. Class C	62,990	1,805

Foods 3.92%
Overhill Farms, Inc.*	372,795	3,571

Funeral Parlors & Cemetery 1.71%
Carriage Services, Inc.*	219,600	1,361
Rock of Ages Corp.*	65,043	194
Total		1,555

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

MICRO CAP VALUE FUND  July 31, 2008

Investments	Shares	Value (000)
Health & Personal Care 3.17%
Odyssey HealthCare, Inc.*	147,600	$1,390
Psychemedics Corp.	107,500	1,500
Total		2,890

Healthcare Facilities 3.56%
Capital Senior Living Corp.*	169,692	1,178
IPC The Hospitalist Co.*	41,742	900
Skilled Heathcare Group, Inc. Class A*	79,800	1,166
Total		3,244

Healthcare Management Services 1.41%
American Dental Partners, Inc.*	125,600	1,282

Household Furnishings 0.39%
Stanley Furniture Co., Inc.	41,300	351

Identification Control & Filter Devices 1.61%
Flanders Corp.*	233,400	1,468

Industrial Products 0.88%
A.M. Castle & Co.	39,400	797

Insurance: Property-Casualty 1.76%
Donegal Group Inc.	92,033	1,603

Jewelry, Watches & Gemstones 0.75%
Movado Group, Inc.	31,900	686

Machinery: Industrial/Specialty 0.72%
Hardinge, Inc.	41,500	654

Machinery: Oil Well Equipment & Services 1.09%
Union Drilling, Inc.*	51,700	996

Manufacturing 1.56%
Standex International Corp.	65,000	1,423

Medical & Dental Instruments & Supplies 5.03%
Abaxis, Inc.*	50,500	1,004
Cardiac Science Corp.*	75,924	676
Cutera, Inc.*	107,900	1,075
Medical Action Industries, Inc*	159,998	1,590
Merit Medical Systems, Inc.*	11,509	233
Total		4,578

Metal Fabricating 0.22%
NN, Inc.	15,300	204

Oil: Crude Producers 0.77%
Bronco Drilling Co., Inc.*	40,200	704

Pollution Control & Environmental Services 1.23%
Team, Inc.*	30,600	1,117

Railroad Equipment 1.95%
Portec Rail Products, Inc.	149,500	1,775

Real Estate Investment Trusts 1.39%
Supertel Hospitality, Inc.	263,800	1,269

Rental & Leasing Services: Commercial 3.11%
Marlin Business Services Corp.*	181,500	1,140
McGrath RentCorp	58,700	1,689
Total		2,829

Restaurants 2.01%
Benihana Inc. Class A*	130,200	869
Rubio’s Restaurants, Inc.*	90,200	470
Ruth’s Hospitality Group, Inc.*	103,000	491
Total		1,830

Retail 2.73%
Cachè, Inc.*	51,764	732
Central Garden & Pet Co.*	195,200	902
Rush Enterprises, Inc. Class B*	78,386	852
Total		2,486

Services: Commercial 8.64%
Ambassadors Group, Inc.	61,500	956
Barrett Business Services, Inc.	78,900	1,297
Collectors Universe, Inc.	62,900	467
Exponent, Inc.*	44,139	1,348
Monro Muffler Brake, Inc.	208,650	3,800
Total		7,868

Textiles Apparel Manufacturers 0.86%
Hartmarx Corp.*	489,837	779

Transportation: Miscellaneous 0.21%
Quixote Corp.	23,245	193

Truckers 1.47%
Marten Transport, Ltd.*	64,503	1,343

Utilities: Gas Distributors 1.80%
Chesapeake Utilities Corp.	57,200	1,635

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

MICRO CAP VALUE FUND  July 31, 2008

Investments	Shares	Value (000)
Utilities: Water 1.74%
Consolidated Water Co. Ltd. (Cayman Islands)(a)	75,700	$1,588

Total Common Stocks (cost $95,254,684)		85,325

	Principal Amount (000)
SHORT-TERM INVESTMENT 6.85%

Repurchase Agreement
Repurchase Agreement dated 7/31/2008, 1.65% due 8/1/2008 with State Street Bank & Trust Co. collateralized by $6,355,000 of Federal Home Loan Bank at 2.20% due 04/09/2009; value: $6,370,888; proceeds: $6,241,435 (cost $6,241,149)	$6,241	6,241

Total Investments in Securities 100.52% (cost $101,495,833)		91,566

Liabilities in Excess of Cash and Other Assets (0.52%)		(472)
Net Assets 100.00%		$91,094

*   Non income-producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”).

The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)   Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)   Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of July 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

	Micro Cap Growth	Micro Cap Value
Tax cost	$70,513,170	$101,489,866
Gross unrealized gain	6,282,391	6,007,728
Gross unrealized loss	(4,821,313)	(15,931,141)
Net unrealized security gain/(loss)	$1,461,078	$(9,923,413)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

4.   INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)   Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: September 23, 2008

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: September 23, 2008